Fixed assets (Tables)	12 Months Ended
Dec. 31, 2017
Other intangible assets and property, plant and equipment [abstract]
Schedule of depreciation periods

Main assets	Depreciation period (average)
Brands acquired	Up to 15 years, except for the Orange brand with an indefinite useful life
Customer bases acquired	Expected life of the commercial relationship: 3 to 8 years
Mobile network licenses	Grant period from the date when the network is technically ready and the service can be marketed
Indefeasible Rights of cables	Shorter of the expected period of use and the contractual period, generally less than 20 years
Patents	20 years maximum
Software	5 years maximum
Development costs	3 to 5 years
Buildings	10 to 30 years
Transmission and other network equipment	5 to 10 years
Copper cables, fiber optics and civil works	10 to 30 years
Computer hardware	3 to 5 years

Schedule of impairment of fixed assets

(in millions of euros)	2017	2016	2015
Democratic Republic of the Congo	(119)	(14)	-
Niger	(52)	(26)	-
Egypt	2	(152)	-
Armenia	-	-	(27)
Other	(21)	(15)	(11)
Total of impairment of fixed assets	(190)	(207)	(38)

Schedule of other assumptions that affect the assessment of the recoverable amount

	December 31, 2017	December 31, 2016	December 31, 2015
Basis of recoverable amount	Value in use	Value in use	Value in use
Source used	Internal plan	Internal plan	Internal plan
Methodology	Discounted net fees	Discounted net fees	Discounted net fees
Perpetuity growth rate	1.1%	1.3%	1.0%
Post-tax discount rate	7.6%	7.8%	7.5%
Pre-tax discount rate	8.9%	9.2%	9.0%

Schedule of key assumptions and sensitivity of the recoverable amount

(in billions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Excess at 100% of the recoverable amount over the carrying value tested	2.2	2.1	2.0
Effect at 100% on the recoverable amount of:
a variation of 10% in cash flows of terminal year	0.4	0.4	0.4
a decrease by 1% in perpetuity growth rate	0.6	0.6	0.5
an increase by 1% in post-tax discount rate	0.7	0.7	0.7

Schedule of other intangible assets, information on telecommunication licenses, and capitalized expenditure on intangible assets

	December 31, 2017				December 31, 2016	December 31, 2015
(in millions of euros)	Gross value	Accumulated depreciation and amortization	Accumulated impairment	Net book value	Net book value	Net book value
Telecommunications licenses	10,557	(4,168)	(156)	6,233	6,440	5,842
Orange brand	3,133	-	-	3,133	3,133	3,133
Other brands	1,093	(94)	(911)	88	102	137
Customer bases	4,990	(4,425)	(10)	555	703	729
Software	11,868	(7,890)	(32)	3,946	3,781	3,815
Other intangible assets	1,743	(1,170)	(189)	384	443	671
Total	33,384	(17,747)	(1,298)	14,339	14,602	14,327

(in millions of euros)	2017	2016	2015
Net book value of other intangible assets in the opening balance	14,602	14,327	11,811
Acquisitions of other intangible assets	1,893	3,007	2,771
o/w telecommunications licenses (1)	318	1,521	1,285
Impact of changes in the scope of consolidation	(13)	144	1,805
Disposals	(7)	(3)	(9)
Depreciation and amortization	(2,138)	(2,195)	(2,062)
Impairment (2)	(55)	(183)	(20)
Translation adjustment	(74)	(363)	46
Reclassifications and other items	131	(132)	(15)
Reclassifications to assets held for sale	-	-	-
Net book value of other intangible assets in the closing balance	14,339	14,602	14,327

(1) Relates to the acquisition in 2017 of licenses for 152 million euros in Mali. In 2016, related to the acquisitions of licenses for 719 million euros in Poland, for 377 million euros in Egypt, for 146 million euros in Côte d’Ivoire and for 142 million euros in Jordan. In 2015, related to the acquisition in France of two 700 MHz spectrum blocks for 954 million euros (including frequency spectrum re-farming fees) and the acquisitions of licenses for 114 million euros in Cameroon and for 91 million euros in Jordan.

(2) Includes impairment detailed in Note 7.1.

Information on telecommunication licenses at December 31, 2017

Orange’s principal commitments under licenses awarded are disclosed in Note 14.

(in millions of euros)	Gross value	Net book value	Residual useful life (1)
LTE (4 licenses) (2)	2,183	1,882	13.8 to 18.9
UMTS (2 licenses)	914	310	3.7 and 12.4
GSM	266	52	3.5
France	3,363	2,244
LTE (3 licenses)	535	433	12 to 13.4
UMTS	639	57	2.3
GSM (2 licenses)	336	213	5.7 and 13
Spain	1,510	703
LTE (3 licenses)	813	703	10 and 13.1
UMTS (2 licenses)	404	116	0.6 and 5
GSM (2 licenses)	143	67	9.6 and 11.5
Poland	1,360	886
LTE	380	373	14.0
UMTS	128	53	14.0
GSM (2 licenses)	361	43	14.0
Egypt	869	469
LTE	40	34	17.2
UMTS	27	13	14.5
GSM	722	211	13.3
Maroc	789	258
LTE	184	138	11.3
UMTS	61	31	11.3
GSM	292	163	11.3
Romania	537	332
LTE	84	70	12.4
UMTS (3 licenses)	135	101	7.2 to 15.0
GSM	180	120	11.3
Jordan	399	291
LTE (2 licenses)	140	113	9.4 and 15.9
UMTS	149	30	3.3
GSM	76	46	3.2
Belgium	365	189
Other	1,365	861
Total	10,557	6,233

(1) In number of years, at December 31, 2017.
(2) Comprises the 700 MHz license of which the spectrum will be technology neutral.

Internal costs capitalized as intangible assets

(in millions of euros)	2017	2016	2015
Labor expenses	373	392	391
Total	373	392	391

Schedule of property, plant and equipment

	December 31, 2017				December 31, 2016	December 31, 2015
(in millions of euros)	Gross value	Accumulated depreciation and amortization	Accumulated impairment	Net book value	Net book value	Net book value
Land and buildings	7,777	(4,982)	(260)	2,535	2,661	2,733
Networks and terminals	83,771	(60,608)	(283)	22,880	21,984	21,194
IT equipment	3,949	(3,134)	(13)	802	784	787
Other property, plant and equipment	1,595	(1,136)	(11)	448	483	409
Total	97,092	(69,860)	(567)	26,665	25,912	25,123

(in millions of euros)	2017	2016	2015
Net book value of property, plant and equipment in the opening balance	25,912	25,123	23,314
Acquisitions of property, plant and equipment	5,677	5,576	5,043
o/w finance leases	43	91	43
Impact of changes in the scope of consolidation (1)	0	242	1,071
Disposals and retirements	(35)	(25)	(39)
Depreciation and amortization	(4,708)	(4,533)	(4,403)
Impairment (2)	(135)	(48)	(18)
Translation adjustment	(44)	(607)	63
Reclassifications and other items	(2)	184	92
Reclassifications to assets held for sale	-	-	-
Net book value of property, plant and equipment in the closing balance	26,665	25,912	25,123

(1) In 2016, mainly related to the acquisitions of entities in Africa (Liberia, Congo (DRC), Burkina Faso and Sierra Leone). In 2015, mainly related to Jazztel and Médi Telecom.
(2) Includes impairment detailed in note 7.1.

Schedule of property, plant and equipment held under finance leases

	December 31, 2017	December 31, 2016	December 31, 2015
(in millions of euros)	Net book value	Net book value	Net book value
Land and buildings	454	484	457
Networks and terminals	53	47	67
IT Equipment and other	21	21	22
Total	528	552	546

Schedule of capitalized expenditure on property, plant and equipment
(in millions of euros)	2017	2016	2015
Labor expenses	466	417	401
Total	466	417	401

Schedule of reconciliation of fixed asset payable

(in millions of euros)	2017	2016	2015
Fixed assets payables in the opening balance	3,707	3,732	2,355
Business related variations (1)	55	(20)	1,304
Changes in the scope of consolidation	0	17	75
Translation adjustment	(32)	(90)	10
Reclassifications and other items	(74)	68	(12)
Reclassification to assets held for sale	-	-	-
Fixed assets payables in the closing balance	3,656	3,707	3,732
o/w long-term fixed assets payables	610	907	1,004
o/w short-term fixed assets payables	3,046	2,800	2,728

(1) In 2015, mainly related to the 700 MHz license debt in France to settle from 2016 to 2018.

Schedule of reconciliation of provisions for dismantling

(in millions of euros)	2017	2016	2015
Dismantling provision in the opening balance	737	733	733
Provision releases with impact on income statement	(0)	-	(2)
Discounting with impact on income statement	11	10	12
Utilizations without impact on income statement	(20)	(23)	(27)
Additions with impact on assets	57	19	11
Changes in the scope of consolidation	-	-	(2)
Translation adjustment	4	(2)	(0)
Reclassifications and other items	-	-	8
Reclassification to assets held for sale	-	-	-
Dismantling provision in the closing balance	789	737	733
o/w non-current provision	774	716	715
o/w current provision	15	21	18